20. SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2017
Settlement liability
SEGMENT INFORMATION

As a result of the 42West Acquisition (note 4), the Company has determined that as of the second quarter of 2017, it operates two reportable segments, the Entertainment Publicity Division (“EPD”) and the Content Production Division (“CPD”). The EPD segment is comprised of 42West and provides clients with diversified services, including public relations, entertainment content marketing and strategic marketing consulting. CPD is comprised of Dolphin Entertainment, Dolphin Films, and Dolphin Digital Studios and specializes in the production and distribution of digital content and feature films.

The profitability measure employed by our chief operating decision maker for allocating resources to operating divisions and assessing operating division performance is operating income (loss). All segments follow the same accounting policies as those described in Note 3.

Salaries and related expenses include salaries, bonus, commission and other incentive related expenses. Legal and professional expenses primarily include professional fees related to financial statement audits, legal, investor relations and other consulting services, which are engaged and managed by each of the segments. In addition, general and administrative expenses include rental expense and depreciation of property, equipment and leasehold improvements for properties occupied by corporate office employees.

In connection with the 42West Acquisition, the Company assigned $9,110,000 of intangible assets, less the amortization during the three months ended June 30, 2017 of $249,333, and Goodwill of $14,336,919 to the EPD segment.

	Three months ended June 30,	Six months ended June 30,
	2017
Revenue:
EPD	$5,137,556	$5,137,556
CPD	2,694,096	3,226,962
Total	$7,831,652	$8,364,518
Segment operating income (loss):
EPD	$697,679	$697,679
CPD	(604,099)	(1,476,772)
Total	93,580	(779,093)
Interest expense	(396,864)	(849,001)
Other (expense) income, net	(1,254,901)	5,030,717
Income before income taxes	$(1,558,185)	$3,402,623

June 30,
2017
Total assets:
EPD	$27,301,487
CPD	8,243,407

Total	$35,544,894

June 30,
2017
Total assets:
EPD	$27,435,905
CPD	7,943,407

Total	$35,379,312